EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2013	2012	2011
Net income attributable to Golar LNG Ltd stockholders – basic	135,713	971,303	46,650
Add: Interest expense on convertible bonds	—	11,358	—
Net income attributable to Golar LNG Ltd stockholders - diluted	135,713	982,661	46,650

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2013	2012	2011
Basic earnings per share:
Weighted average number of common shares outstanding	80,530	80,324	74,707

Diluted earnings per share:
Weighted average number of common shares outstanding	80,530	80,324	74,707
Effect of dilutive share options	381	380	326
Effect of dilutive convertible bonds	4,545	3,539	—
Common stock and common stock equivalents	85,456	84,243	75,033

Earnings per share are as follows:

	2013	2012	2011
Basic	$1.69	$12.09	$0.62
Diluted	$1.59	$11.66	$0.62